Share-based compensation - DSUs and RSUs granted (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	59,654	44,142
Number of units granted (in shares)	27,568	15,512
Number of units - end of period (in shares)	87,222	59,654
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 37.21	$ 51.63
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 86.93	$ 96.99
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	46,591	0
Number of units granted (in shares)	102,483	46,591
Number of units released (in shares)	(5,515)
Number of units forfeited (in shares)	(39,933)
Number of units - end of period (in shares)	103,626	46,591
Weighted average exercise price of units released (in cad per share) | $ / shares	$ 86.38
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	40.30	$ 86.38
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	42.24
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	54.26	$ 94.05
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 94.05